Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

Note 7. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	September 30, 2025	December 31, 2024

Deferred payable	$175	$-
Wages payable	37	10
Value added tax payable	5	-
Corporate and regional taxes payable	-	11
Other	4	-
Total accrued expenses and other current liabilities	$221	$21

Note 7. Accrued Expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31, 2024	December 31, 2023
Wages payable	$10,070	$7,603
Taxes payable	10,395	1,435
Other	58	24
Total accrued expenses and other current liabilities	$20,523	$9,062